Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 99.50%
Affiliated master portfolios: 35.60%
Allspring Core Bond Portfolio		$22,983,379
Allspring Disciplined International Developed Markets Portfolio		7,317,613
Allspring Disciplined Large Cap Portfolio		22,404,701
Allspring Emerging Growth Portfolio		1,428,013
Allspring Real Return Portfolio		28,946,237
Allspring Small Company Value Portfolio		1,428,571
		84,508,514
Alternative investment funds: 3.65%
Allspring Alternative Risk Premia Fund Class R6♠	1,077,163	8,671,163
Bond funds: 21.36%
Allspring Global Investment Grade Credit Fund Class R6♠	808,268	7,023,849
Allspring High Yield Bond Fund Institutional Class♠	5,563,672	16,579,743
Allspring Income Plus Fund Institutional Class♠	3,122,123	27,100,029
		50,703,621
Exchange-traded funds: 29.18%
iShares Core MSCI EAFE ETF	115,362	8,282,992
iShares Core MSCI Emerging Markets ETF	55,870	2,812,496
iShares Core S&P 500 ETF	29,783	15,202,732
iShares Core S&P Small-Cap ETF	17,552	1,884,207
iShares Core U.S. Aggregate Bond ETF	60,338	5,873,904
iShares Russell 1000 Growth ETF	4,304	1,425,227
iShares U.S. Treasury Bond ETF	1,491,773	33,788,658
		69,270,216
Multi-asset funds: 4.70%
Allspring Diversified Income Builder Fund Class R6♠	1,957,693	11,158,847
Stock funds: 5.01%
Allspring Disciplined Small Cap Fund Class R6♠	185,522	2,383,957
Allspring Discovery Large Cap Growth Fund Class R6♠†	222,441	2,377,900
Allspring Emerging Markets Equity Fund Class R6♠	75,705	1,889,585
Allspring Premier Large Company Growth Fund Class R6♠†	189,371	2,384,182
Allspring Special Large Cap Value Fund Class R6♠	226,848	2,844,675
		11,880,299
Total investment companies (Cost $190,071,366)		236,192,660
See accompanying notes to portfolio of investments
Spectrum Conservative Growth Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞		5.24%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $190,271,366)	99.58%			236,392,660
Other assets and liabilities, net	0.42			999,329
Total net assets	100.00%			$237,391,989

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$9,540,449	$746,217	$(1,470,449)	$(280,121)	$135,067	$8,671,163
Allspring Disciplined Small Cap Fund Class R6	0	2,447,636	(272,256)	12,343	196,234	2,383,957
Allspring Discovery Large Cap Growth Fund Class R6†	3,107,539	202,175	(1,425,528)	233,393	260,321	2,377,900
Allspring Diversified Income Builder Fund Class R6	12,098,756	494,015	(2,368,672)	(189,306)	1,124,054	11,158,847
Allspring Emerging Markets Equity Fund Class R6	2,026,357	102,494	(335,849)	(84,222)	180,805	1,889,585
Allspring Global Investment Grade Credit Fund Class R6	7,752,710	275,565	(1,133,103)	(268,970)	397,647	7,023,849
Allspring High Yield Bond Fund Institutional Class	18,061,427	1,792,880	(3,788,286)	(521,026)	1,034,748	16,579,743
Allspring Income Plus Fund Institutional Class	29,501,895	2,164,299	(4,931,478)	(454,494)	819,807	27,100,029
Allspring Premier Large Company Growth Fund Class R6†	3,097,321	858,803	(1,546,895)	(291,719)	266,672	2,384,182
Allspring Special Large Cap Value Fund Class R6	3,031,770	115,229	(731,835)	(49,850)	479,361	2,844,675
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	55,007,628	(55,007,628)	0	0	200,000
				$(1,893,972)	$4,894,716	$82,613,930
See accompanying notes to portfolio of investments
2 | Spectrum Conservative Growth Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	1,077,163	$378,859	$0
Allspring Disciplined Small Cap Fund Class R6	185,522	6,287	57,013
Allspring Discovery Large Cap Growth Fund Class R6†	222,441	0	134,354
Allspring Diversified Income Builder Fund Class R6	1,957,693	472,323	0
Allspring Emerging Markets Equity Fund Class R6	75,705	26,494	0
Allspring Global Investment Grade Credit Fund Class R6	808,268	253,604	0
Allspring High Yield Bond Fund Institutional Class	5,563,672	962,152	0
Allspring Income Plus Fund Institutional Class	3,122,123	1,302,999	0
Allspring Premier Large Company Growth Fund Class R6†	189,371	0	741,362
Allspring Special Large Cap Value Fund Class R6	226,848	34,950	61,847
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	18,098	0
		$3,455,766	$994,576

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio*	13.57%	0.00%	$(4,051,971)	$2,722,463	$490,950	$0	$51,447	$0
Allspring Core Bond Portfolio	0.67	0.46	(945,357)	9,079,499	882,492	0	38,304	22,983,379
Allspring Disciplined International Developed Markets Portfolio	0.00	2.92	8,883	4,487,524	82	21,602	2,881	7,317,613
Allspring Disciplined Large Cap Portfolio	8.35	7.92	1,117,823	12,040,954	2,172	212,008	12,264	22,404,701
Allspring Emerging Growth Portfolio	0.46	0.47	(17,013)	769,226	11	1,388	1,102	1,428,013
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	1.70	0.00	85,615	(39,519)	111	30,197	1,911	0
Allspring Factor Enhanced International Equity Portfolio*	3.44	0.00	2,177,866	(1,592,356)	865	80,612	20,819	0
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	1.81	0.00	2,339,273	(1,572,905)	870	59,155	9,256	0
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	2.14	0.00	146,674	(71,557)	307	17,336	3,779	0
Allspring Real Return Portfolio	9.54	11.70	(1,195,389)	12,679,432	530,871	68,588	161,443	28,946,237
Allspring Small Company Value Portfolio	0.29	0.20	78,307	772,672	3	22,018	537	1,428,571
			$(255,289)	$39,275,433	$1,908,734	$512,904	$303,743	$84,508,514

*	Liquidated on December 6, 2023
See accompanying notes to portfolio of investments
Spectrum Conservative Growth Fund | 3

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini NASDAQ 100 Index	20	3-15-2024	$7,177,931	$7,233,100	$55,169	$0
Euro Futures	53	3-18-2024	7,168,815	7,160,962	0	(7,853)
10-Year U.S. Treasury Notes	226	6-18-2024	24,867,668	24,958,875	91,207	0
Short
E-Mini S&P 500 Index	(14)	3-15-2024	(3,560,856)	(3,572,625)	0	(11,769)
MSCI Emerging Markets Index	(69)	3-15-2024	(3,505,896)	(3,507,960)	0	(2,064)
New Zealand Dollar Futures	(117)	3-18-2024	(7,138,495)	(7,115,940)	22,555	0
Swiss Franc Futures	(51)	3-18-2024	(7,343,501)	(7,218,731)	124,770	0
U.S. Dollar Futures	(59)	3-18-2024	(6,104,191)	(6,141,782)	0	(37,591)
Ultra Long Term U.S. Treasury Bond	(40)	6-18-2024	(5,038,015)	(5,115,000)	0	(76,985)
					$293,701	$(136,262)
See accompanying notes to portfolio of investments
4 | Spectrum Conservative Growth Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Conservative Growth Fund | 5

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$151,684,146	$0	$0	$151,684,146
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				84,508,514
	151,884,146	0	0	236,392,660
Futures contracts	293,701	0	0	293,701
Total assets	$152,177,847	$0	$0	$236,686,361
Liabilities
Futures contracts	$136,262	$0	$0	$136,262
Total liabilities	$136,262	$0	$0	$136,262

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $84,508,514 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 29, 2024, $1,366,808 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio*	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on December 6, 2023
6 | Spectrum Conservative Growth Fund